Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

Note 20. Income Taxes

The components of income tax expense comprised:

Years ended December 31:	2021	2020	2019
Current taxes	$(215)	$(95)	$(384)
Deferred taxes	(2,074)	(4,798)	(98)
Resource property expense	(7,887)	(6,074)	(1,137)
	$(10,176)	$(10,967)	$(1,619)

Note 20. Income Taxes (continued)

A reconciliation of income (loss) before income taxes to the provision for income taxes in the consolidated statements of operations is as follows:

Years ended December 31:	2021	2020	2019
Income (loss) before income taxes	$17,547	$11,179	$(16,784)
Computed (expense) recovery of income taxes	$(5,982)	$(6,521)	$4,743
Decrease (increase) in income taxes resulting from:
Effect of change in income tax rate	—	(13)	891
Other non-taxable income	160	(1)	24
Revisions to prior years	351	(21)	88
Capital gains and losses on dispositions, net	83	35	(7,663)
Resource property revenue taxes	(5,758)	(4,433)	(830)
Unrecognized losses in current year	(199)	(1)	(228)
Previously unrecognized deferred income tax assets, net	302	113	1,229
Permanent differences	(262)	(92)	(178)
Other non-taxable income	1,156	—	—
Other, net	(27)	(33)	305
Income tax expense	$(10,176)	$(10,967)	$(1,619)

The income tax recovery and expense were computed using the domestic rate in each individual jurisdiction. Scully has a zero tax rate under its tax jurisdiction.